Expense Example, No Redemption - American Funds Multi-Sector Income Fund	Feb. 27, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 147
Expense Example, No Redemption, 3 Years	456
Expense Example, No Redemption, 5 Years	787
Expense Example, No Redemption, 10 Years	1,534
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	152
Expense Example, No Redemption, 3 Years	471
Expense Example, No Redemption, 5 Years	813
Expense Example, No Redemption, 10 Years	$ 1,289